Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 2,621,129	₩ 1,584,239
Reserve deposits	16,957,521	13,840,988
Other	2,390,761	1,081,698
Restricted due from banks at amortized cost, total	21,969,411	16,506,925	₩ 6,175,506
Denominated in Korean won
Restricted due from banks at amortized cost [Line Items]
Reserve deposits	16,957,521	13,840,988
Other	2,390,761	1,081,698
Restricted due from banks at amortized cost, total	19,348,282	14,922,686
Denominated in foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	2,621,129	1,584,239
Restricted due from banks at amortized cost, total	₩ 2,621,129	₩ 1,584,239